DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Business Prior to the Business Combination (Details) - USD ($)				12 Months Ended
	Apr. 09, 2019	Apr. 09, 2019	Feb. 26, 2019	Dec. 31, 2020	Dec. 31, 2019
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash				$ 2,208,000	$ 3,214,000
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from issuance of private placement warrants					9,111,465
Transaction costs					222,351
Cash				60,955	$ 1,600,833
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Underwriters
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of additional units purchase	557,322
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of initial public offering units consummated			30,000,000
Sale of units per share			$ 10.00
Proceeds from issuance initial public offering			$ 300,000,000
Cash held in trust account			$ 300,000,000
Warrants exercise price share			$ 11.50
Transaction costs			$ 17,437,018	17,437,018
Underwriting fees				6,111,465
Deferred underwriting fees				10,695,063
Other offering costs				$ 630,490
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units per share	$ 10.00	$ 10.00
Proceeds from issuance of private placement warrants	$ 5,684,685
Cash held in trust account	$ 305,573,220	$ 305,573,220
Warrants exercise price share	$ 1.50	$ 1.50
Number of additional private placement warrants sold	74,310	74,310
Additional net proceeds private placement warrants	$ 5,573,220
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Private Placement Warrants | Acamar Partners Sponsor I LLC (the "Sponsor")
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of initial public offering units consummated			6,000,000
Sale of units per share			$ 1.50
Proceeds from issuance of private placement warrants			$ 9,000,000